Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

April 22, 2009	Gary L. Granik 212-806-5790 ggranik@stroock.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C.

(File Nos. 333-155715 and 811-21516)

Ladies and Gentlemen:

On behalf of UBS Multi-Strat Fund, L.L.C. (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”) (also constituting Amendment No. 12 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)).

The Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to us by Mr. Brion R. Thompson by letter dated December 23, 2008. For the convenience of the Staff, the comments have been repeated in the headings below. The Fund’s response follows each heading.

Prospectus

Outside Front Cover

Comment 1. Please revise the pricing table to disclose the gross Offering Amount, including the Sales Load.

Response 1. The pricing table on the outside front cover of the prospectus has been revised as requested to disclose the gross Offering Amount, including the Sales Load.

Prospectus Summary

The Fund

Comment 2. Disclosure in the last sentence states that the fund commenced operations on October 1, 2004. Please disclose the date the fund’s initial public offering of Interests commenced and the date the initial public offering terminated. Also, please disclose the dates of any subsequent public offerings of the fund’s Interests.

Response 2. The referenced disclosure has been revised to indicate both the date the Fund commenced investment operations and the month in which the Fund’s public offering of Interests commenced. The prospectus disclosure has also been revised to make clear that the Fund engages in a continuous offering of Interests (pursuant to Rule 415 under the Securities Act).

Investment Objective and Principal Strategies

Comment 3. Disclosure in the Equity strategies sections states that the fund may engage in short sales. Please confirm that the Fee table will include, as an expense, an estimate of dividends paid on short sales. See AICPA Audit and Accounting Guide: Investment Companies, Paragraph 7.46 (May 1, 2008).

Response 3. The Fund does not currently engage in short sales, and, accordingly has no related expenses to disclose in the Fee table. However, Fund management confirms that should the Fund begin to engage in short sales, the Fee table will include, as an expense, an estimate of dividends paid on short sales.

The Offering

Comment 4. Disclosure on the facing page states that the fund proposes to offer its Interests to the public as soon as practicable after the effective date of this registration statement. In addition, disclosure in this section states that the fund may also sell Interests “from time to time.” Please add disclosure here and where appropriate throughout the prospectus stating the public offering price for the fund’s Interests. See Item 5.2 to Form N-2. Further, please disclose the procedure that the fund will follow, including the possible filing of a pricing amendment, when the fund resumes offering its Interests “from time to time.”

Response 4. As noted in the response to Comment 2, the disclosure in the Fund’s prospectus has been revised to make clear that the Fund engages in a continuous offering of Interests (pursuant to Rule 415 under the Securities Act). As now disclosed, Interests in the Fund are generally accepted on the last business day of each month at the Fund’s net asset value determined as of the close of business on the first business day of the subsequent month.

We advise you supplementally that the Fund will continue to offer Interests on a continuous basis under the Registration Statement until the earlier of the date on which all, or substantially all, Interests registered thereunder have been sold to investors, or the date which is approximately three years from the effective date of the Registration Statement pursuant to paragraph (a)(5) of Rule 415.

______________________

In addition to the foregoing changes, the Amendment includes the Fund’s audited financial statements for the fiscal year ended December 31, 2008, and summary financial highlights derived therefrom. A consent from the Fund’s auditor, Ernst & Young LLP, is included as an exhibit to the Amendment. The Amendment also includes certain other updating of Fund financial information and risk factors.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.	A separate letter from the Fund in which the Fund acknowledges that:
●	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
●

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 1, 2009.

* * * * * * * *

We hope the Staff finds this letter and the revisions in the Registration Statement are responsive to the Staff’s comments. Please do not hesitate to contact the undersigned or Stuart H. Coleman of this office at 212-806-6049 if you have any questions.

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik

UBS MULTI-STRAT FUND, L.L.C.

C/O UBS FINANCIAL SERVICES INC.

51 WEST 52ND STREET

NEW YORK, NEW YORK 10019

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. (the “Fund”)
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-155715, 811-21516)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Registration Statement on Form N-2, to May 1, 2009 or as soon thereafter as practicable.

Very truly yours,

UBS MULTI-STRAT FUND, L.L.C.

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger Title: Authorized Person

UBS FINANCIAL SERVICES INC.

51 WEST 52ND STREET

NEW YORK, NEW YORK 10019

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Mr. Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. (the “Fund”)
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-155715, 811-21516)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Registration Statement be accelerated so that it will be declared effective on May 1, 2009, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis. No preliminary prospectuses have been or will be distributed before the date of effectiveness of the Fund’s Registration Statement. Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger Title: Authorized Person

UBS MULTI-STRAT FUND, L.L.C.

c/o UBS Financial Services Inc.

51 West 52nd Street

New York, New York 10019

April 22, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. (the “Fund”)

File Nos. 333-155715, 811-21516

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), and in connection with a request for acceleration by the Fund of pre-effective Amendment No. 1 to its registration statement on Form N-2, File No. 333-155715, the undersigned Fund acknowledges the following:

●	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
●

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

UBS MULTI-STRAT FUND, L.L.C.

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger Title: Authorized Person